Financial Asset (Indemnity)	12 Months Ended
Dec. 31, 2024
Financial Asset
Financial Asset (Indemnity)

16	Financial Asset (Indemnity)

With the completion of the privatization process and signing of the agreement with URAE-1 in July 2024, which resulted in a single agreement covering 371 municipalities with a new expiration day in 2060, providing greater legal security and granting an unconditional right to receive cash at the end of the concession, the Company recognized a modification in the agreement, leading to a bifurcation of concession assets considering the contractual right that reversible and not fully amortized investments by the end of the agreement must be compensated.

The impacts of Income Tax and Social Contribution and PIS and Cofins will be deferred until the time of their realization.

The change in the balance of the Financial Asset resulting from the concession agreement with URAE-1 is as follows:

	December 31, 2023	Transfer of Intangible asset (a)	Update of the Financial Asset (b)	December 30, 2024
Financial Asset
Concession Agreement - URAE-1	-	8,450,316	9,151,310	17,601,626
Total	-	8,450,316	9,151,310	17,601,626

(a)	Correspond to transfers (bifurcation) of intangible assets to the financial asset of the concession, which were previously recognized at their cost;

(b)	Review of the financial asset considering the restatement by the IPCA, as this is the rate used by the regulatory agency for the adjustment of assets to be compensated. A total of R$ 8,757,450 was recognized at initial bifurcation, in July 2024, with the start of the agreement with URAE-1.